CONSOLIDATED STATEMENTS OF CHANGES IN EQUITIES - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Common shares, beginning of Period	$ 3,036.5		$ 2,859.0
Common share issuance	0.3		176.1
Shares issued for exercise of options and vested PSUs	0.3		1.4
Reversal of deferred tax recovery	(1.9)	[1]	0.0
Common shares, end of period	3,035.2		3,036.5
Contributed surplus, beginning of Period	103.2		100.5
Exercise of options and vested PSUs	(0.3)		(0.8)
Equity settled share-based payments	2.1		3.5
Contributed surplus, ending of Period	105.0		103.2
Other reserves, beginning of period	(38.9)		(33.0)
Change in fair value of hedging instruments (net of tax)	0.0		(0.1)
Gain on revaluation of gold stream obligation (net of tax)	45.0		(5.8)
Other reserves, ending of period	6.1		(38.9)
deficit, beginning of period	(961.3)		(853.3)
Net loss	(1,225.7)		(108.0)
deficit, ending of period	(2,187.0)		(961.3)
Total equity	$ 959.3		$ 2,139.5

[1]	On March 10, 2017, the Company closed a bought deal financing and related agreements and issued 61.7 million common shares at a price of $2.80 per share. Proceeds of $172.9 million are included within equity net of equity issuance costs of $8.2 million and the associated deferred tax recovery of $1.9 million. This deferred tax recovery was reversed in 2018.